INCOME TAXES (Schedule of Income Tax Benefit (Provision)) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current	$ (1,468,000)	$ (1,582,000)
Deferred	346,000	(211,000)
Change in valuation allowance	$ 1,122,000	$ 1,793,000
Total